UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Clean Energy ETF
Fidelity® Cloud Computing ETF
Fidelity® Crypto Industry and Digital Payments ETF
Fidelity® Digital Health ETF
Fidelity® Electric Vehicles and Future Transportation ETF
Fidelity® Metaverse ETF

Semi-Annual Report
December 31, 2023

Contents

Fidelity® Clean Energy ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Cloud Computing ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Crypto Industry and Digital Payments ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Digital Health ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Electric Vehicles and Future Transportation ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Metaverse ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Clean Energy ETF
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Vestas Wind Systems A/S	4.6
Enphase Energy, Inc.	4.4
First Solar, Inc.	3.9
ORSTED A/S	3.4
Sunrun, Inc.	3.0
EDP Renovaveis SA	2.7
SolarEdge Technologies, Inc.	2.7
Verbund AG	2.7
Northland Power, Inc.	2.5
Meridian Energy Ltd.	2.4
32.3

Market Sectors (% of Fund's net assets)

Utilities	53.3
Industrials	24.8
Information Technology	21.8

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Clean Energy ETF
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
INDUSTRIALS - 24.8%
Construction & Engineering - 1.5%
Ameresco, Inc. Class A (a)	14,201	449,746
Electrical Equipment - 23.3%
Array Technologies, Inc. (a)	36,191	608,009
Bloom Energy Corp. Class A (a)	43,131	638,339
CS Wind Corp.	10,896	593,912
Doosan Fuel Cell Co. Ltd. (a)	20,895	376,399
Goldwind Science & Technology Co. Ltd. (H Shares)	643,800	289,393
Nextracker, Inc. Class A	13,329	624,464
Nordex SE (a)	43,302	497,469
Plug Power, Inc. (a)	138,414	622,863
Shoals Technologies Group, Inc. (a)	41,363	642,781
Sunrun, Inc. (a)	47,055	923,690
Vestas Wind Systems A/S (a)	44,791	1,422,378
		7,239,697
TOTAL INDUSTRIALS		7,689,443
INFORMATION TECHNOLOGY - 21.8%
Electronic Equipment, Instruments & Components - 1.8%
Landis+Gyr Group AG	6,214	561,117
Semiconductors & Semiconductor Equipment - 20.0%
Abalance Corp.	11,000	256,313
Canadian Solar, Inc. (a)	20,957	549,702
Enphase Energy, Inc. (a)	10,217	1,350,074
First Solar, Inc. (a)	6,997	1,205,443
Flat Glass Group Co. Ltd.	227,000	383,152
JinkoSolar Holdings Co. Ltd. ADR	14,813	547,192
SMA Solar Technology AG (a)	7,171	479,644
SolarEdge Technologies, Inc. (a)	8,948	837,533
Xinyi Solar Holdings Ltd.	1,030,000	601,495
		6,210,548
TOTAL INFORMATION TECHNOLOGY		6,771,665
UTILITIES - 53.3%
Electric Utilities - 8.3%
Acciona SA	4,622	680,589
ORSTED A/S (b)	18,930	1,049,960
Verbund AG	9,007	836,262
		2,566,811
Independent Power and Renewable Electricity Producers - 45.0%
Altus Power, Inc. Class A (a)	57,750	394,433
Atlantica Sustainable Infrastructure PLC	24,575	528,363
Boralex, Inc. Class A	23,995	612,886
Brookfield Renewable Corp.	24,695	714,293
China Datang Corp. Renewable Power Co. Ltd.	1,627,000	375,050
China Longyuan Power Grid Corp. Ltd. (H Shares)	781,000	592,110
Clearway Energy, Inc. Class C	21,937	601,732
Corp. ACCIONA Energias Renovables SA	17,156	532,155
Drax Group PLC	100,683	628,533
EDP Renovaveis SA	41,407	847,338
Encavis AG (a)	35,153	605,387
Energix-Renewable Energies Ltd.	127,883	471,983
Enlight Renewable Energy Ltd. (a)	31,544	614,516
ERG SpA	17,533	558,956
Greenvolt-Energias Renovaveis SA (a)	36,781	332,354
Innergex Renewable Energy, Inc.	62,958	438,787
Meridian Energy Ltd.	212,117	744,032
Neoen SA (b)	18,664	624,288
Northland Power, Inc.	42,405	774,070
Ormat Technologies, Inc.	9,814	743,803
ReNew Energy Global PLC (a)	54,457	417,141
RENOVA, Inc. (a)	40,900	344,943
Solaria Energia y Medio Ambiente SA (a)	26,426	543,253
Sunnova Energy International, Inc. (a)	39,176	597,434
West Holdings Corp.	16,200	354,497
		13,992,337
TOTAL UTILITIES		16,559,148
TOTAL COMMON STOCKS (Cost $38,979,276)		31,020,256

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c) (Cost $7,641)	7,640	7,641

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $38,986,917)	31,027,897
NET OTHER ASSETS (LIABILITIES) - 0.1%	33,083
NET ASSETS - 100.0%	31,060,980

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,674,248 or 5.4% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	261,636	253,995	102	-	-	7,641	0.0%
Total	-	261,636	253,995	102	-	-	7,641

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Industrials	7,689,443	7,689,443	-	-
Information Technology	6,771,665	6,771,665	-	-
Utilities	16,559,148	16,559,148	-	-

Money Market Funds	7,641	7,641	-	-
Total Investments in Securities:	31,027,897	31,027,897	-	-
Fidelity® Clean Energy ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $38,979,276)	$31,020,256
Fidelity Central Funds (cost $7,641)	7,641

Total Investment in Securities (cost $38,986,917)		$31,027,897
Cash		3,344
Foreign currency held at value (cost $13,642)		13,708
Dividends receivable		28,523
Distributions receivable from Fidelity Central Funds		23
Other receivables		44
Total assets		31,073,539
Liabilities
Payable for investments purchased	$3,053
Accrued management fee	9,506
Total Liabilities		12,559
Net Assets		$31,060,980
Net Assets consist of:
Paid in capital		$45,267,924
Total accumulated earnings (loss)		(14,206,944)
Net Assets		$31,060,980
Net Asset Value, offering price and redemption price per share ($31,060,980 ÷ 1,800,000 shares)		$17.26
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$228,177
Income from Fidelity Central Funds		102
Income before foreign taxes withheld		$228,279
Less foreign taxes withheld		(17,863)
Total Income		210,416
Expenses
Management fee	$60,030
Independent trustees' fees and expenses	96
Total expenses before reductions	60,126
Expense reductions	(90)
Total expenses after reductions		60,036
Net Investment income (loss)		150,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,231,789)
Redemptions in-kind	81,231
Foreign currency transactions	(21)
Total net realized gain (loss)		(3,150,579)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,293,680)
Assets and liabilities in foreign currencies	153
Total change in net unrealized appreciation (depreciation)		(3,293,527)
Net gain (loss)		(6,444,106)
Net increase (decrease) in net assets resulting from operations		$(6,293,726)
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$150,380	$267,416
Net realized gain (loss)	(3,150,579)	(1,728,914)
Change in net unrealized appreciation (depreciation)	(3,293,527)	(190,092)
Net increase (decrease) in net assets resulting from operations	(6,293,726)	(1,651,590)
Distributions to shareholders	(180,000)	(306,800)

Share transactions
Proceeds from sales of shares	-	14,295,218
Cost of shares redeemed	(969,162)	(2,120,671)

Net increase (decrease) in net assets resulting from share transactions	(969,162)	12,174,547
Total increase (decrease) in net assets	(7,442,888)	10,216,157

Net Assets
Beginning of period	38,503,868	28,287,711
End of period	$31,060,980	$38,503,868

Other Information
Shares
Sold	-	600,000
Redeemed	(50,000)	(100,000)
Net increase (decrease)	(50,000)	500,000

Financial Highlights
Fidelity® Clean Energy ETF

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$20.81	$20.95	$25.12
Income from Investment Operations
Net investment income (loss) B,C	.08	.15	.15
Net realized and unrealized gain (loss)	(3.53)	(.12)	(4.20)
Total from investment operations	(3.45)	.03	(4.05)
Distributions from net investment income	(.10)	(.17)	(.12)
Total distributions	(.10)	(.17)	(.12)
Net asset value, end of period	$17.26	$20.81	$20.95
Total Return D,E,F	(16.61)%	.10%	(16.12)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39% I
Expenses net of fee waivers, if any	.39% I	.39%	.39% I
Expenses net of all reductions	.39% I	.39%	.39% I
Net investment income (loss)	.97% I	.69%	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$31,061	$38,504	$28,288
Portfolio turnover rate J,K	40% I	37%	30% L

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® Cloud Computing ETF
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Intuit, Inc.	4.7
Salesforce, Inc.	4.5
ServiceNow, Inc.	4.3
Microsoft Corp.	4.2
Oracle Corp.	4.1
Equinix, Inc.	3.3
Snowflake, Inc.	3.3
Workday, Inc. Class A	3.1
Atlassian Corp. PLC	3.1
HubSpot, Inc.	2.7
37.3

Market Sectors (% of Fund's net assets)

Information Technology	92.1
Real Estate	6.0
Industrials	1.7

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Fidelity® Cloud Computing ETF
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
INDUSTRIALS - 1.7%
Professional Services - 1.7%
Ceridian HCM Holding, Inc. (a)	14,090	945,721
INFORMATION TECHNOLOGY - 92.1%
IT Services - 11.2%
Digitalocean Holdings, Inc. (a)	17,212	631,508
Fastly, Inc. Class A (a)	33,252	591,886
Kingsoft Cloud Holdings Ltd. (a)	1,168,000	300,655
MongoDB, Inc. Class A (a)	3,265	1,334,895
Snowflake, Inc. (a)	9,242	1,839,158
Twilio, Inc. Class A (a)	15,459	1,172,874
Vnet Group, Inc. ADR (a)	101,389	290,986
		6,161,962
Software - 68.6%
Alteryx, Inc. Class A (a)	14,978	706,362
Atlassian Corp. PLC (a)	7,083	1,684,762
Box, Inc. Class A (a)	26,232	671,802
C3.ai, Inc. (a)	20,993	602,709
CommVault Systems, Inc. (a)	8,843	706,114
Datadog, Inc. Class A (a)	12,337	1,497,465
Dropbox, Inc. Class A (a)	30,262	892,124
Dynatrace, Inc. (a)	19,192	1,049,610
Elastic NV (a)	10,180	1,147,286
Five9, Inc. (a)	10,199	802,559
GitLab, Inc. (a)	14,288	899,572
HubSpot, Inc. (a)	2,594	1,505,921
Informatica, Inc. (a)	17,425	494,696
Intuit, Inc.	4,182	2,613,875
JFrog Ltd. (a)	20,990	726,464
Kingdee International Software Group Co. Ltd. (a)	496,500	723,588
Microsoft Corp.	6,242	2,347,242
MicroStrategy, Inc. Class A (a)	1,608	1,015,645
NICE Ltd. (a)	5,252	1,063,410
Nutanix, Inc. Class A (a)	22,128	1,055,284
Oracle Corp.	21,506	2,267,378
Pegasystems, Inc.	11,028	538,828
RingCentral, Inc. (a)	20,747	704,361
Salesforce, Inc. (a)	9,390	2,470,885
ServiceNow, Inc. (a)	3,333	2,354,731
SolarWinds, Inc. (a)	31,894	398,356
Splunk, Inc. (a)	8,271	1,260,087
Teradata Corp. (a)	15,631	680,105
UiPath, Inc. Class A (a)	44,462	1,104,436
Verint Systems, Inc. (a)	20,867	564,035
Vertex, Inc. Class A (a)	16,498	444,456
Workday, Inc. Class A (a)	6,210	1,714,333
Zoom Video Communications, Inc. Class A (a)	16,694	1,200,466
		37,908,947
Technology Hardware, Storage & Peripherals - 12.3%
Hewlett Packard Enterprise Co.	72,778	1,235,770
NetApp, Inc.	12,914	1,138,498
Pure Storage, Inc. Class A (a)	28,119	1,002,724
Seagate Technology Holdings PLC	13,804	1,178,447
Super Micro Computer, Inc. (a)	3,735	1,061,711
Western Digital Corp. (a)	22,701	1,188,851
		6,806,001
TOTAL INFORMATION TECHNOLOGY		50,876,910
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Digital Realty Trust, Inc.	11,029	1,484,283
Equinix, Inc.	2,289	1,843,538
		3,327,821
TOTAL COMMON STOCKS (Cost $48,772,042)		55,150,452

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $54,403)	54,392	54,403

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $48,826,445)	55,204,855
NET OTHER ASSETS (LIABILITIES) - 0.1%	39,944
NET ASSETS - 100.0%	55,244,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	2	Mar 2024	68,094	2,973	2,973

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	13,981	1,719,087	1,678,665	2,112	-	-	54,403	0.0%
Total	13,981	1,719,087	1,678,665	2,112	-	-	54,403

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Industrials	945,721	945,721	-	-
Information Technology	50,876,910	50,876,910	-	-
Real Estate	3,327,821	3,327,821	-	-

Money Market Funds	54,403	54,403	-	-
Total Investments in Securities:	55,204,855	55,204,855	-	-
Derivative Instruments: Assets
Futures Contracts	2,973	2,973	-	-
Total Assets	2,973	2,973	-	-
Total Derivative Instruments:	2,973	2,973	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,973	0
Total Equity Risk	2,973	0
Total Value of Derivatives	2,973	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Cloud Computing ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $48,772,042)	$55,150,452
Fidelity Central Funds (cost $54,403)	54,403

Total Investment in Securities (cost $48,826,445)		$55,204,855
Segregated cash with brokers for derivative instruments		8,850
Cash		10,810
Foreign currency held at value (cost $5,807)		5,932
Dividends receivable		30,600
Distributions receivable from Fidelity Central Funds		551
Total assets		55,261,598
Liabilities
Accrued management fee	$16,482
Payable for daily variation margin on futures contracts	268
Other payables and accrued expenses	49
Total Liabilities		16,799
Net Assets		$55,244,799
Net Assets consist of:
Paid in capital		$53,638,973
Total accumulated earnings (loss)		1,605,826
Net Assets		$55,244,799
Net Asset Value, offering price and redemption price per share ($55,244,799 ÷ 2,450,000 shares)		$22.55
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$102,720
Income from Fidelity Central Funds		2,112
Total Income		104,832
Expenses
Management fee	$84,391
Independent trustees' fees and expenses	110
Total expenses before reductions	84,501
Expense reductions	(196)
Total expenses after reductions		84,305
Net Investment income (loss)		20,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(838,583)
Redemptions in-kind	890,527
Foreign currency transactions	(3,509)
Futures contracts	11,610
Total net realized gain (loss)		60,045
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6,592,039
Assets and liabilities in foreign currencies	191
Futures contracts	1,777
Total change in net unrealized appreciation (depreciation)		6,594,007
Net gain (loss)		6,654,052
Net increase (decrease) in net assets resulting from operations		$6,674,579
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,527	$52,100
Net realized gain (loss)	60,045	(3,453,552)
Change in net unrealized appreciation (depreciation)	6,594,007	8,601,590
Net increase (decrease) in net assets resulting from operations	6,674,579	5,200,138
Distributions to shareholders	(23,000)	(48,880)
Distributions to shareholders from tax return of capital	-	(14,820)

Total Distributions	(23,000)	(63,700)
Share transactions
Proceeds from sales of shares	15,544,755	13,508,181
Cost of shares redeemed	(3,889,083)	-

Net increase (decrease) in net assets resulting from share transactions	11,655,672	13,508,181
Total increase (decrease) in net assets	18,307,251	18,644,619

Net Assets
Beginning of period	36,937,548	18,292,929
End of period	$55,244,799	$36,937,548

Other Information
Shares
Sold	750,000	750,000
Redeemed	(200,000)	-
Net increase (decrease)	550,000	750,000

Financial Highlights
Fidelity® Cloud Computing ETF

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$19.44	$15.91	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.01	.04	.06
Net realized and unrealized gain (loss)	3.11	3.53	(9.29)
Total from investment operations	3.12	3.57	(9.23)
Distributions from net investment income	(.01)	(.03)	(.06)
Distributions from tax return of capital	-	(.01)	-
Total distributions	(.01)	(.04)	(.06)
Net asset value, end of period	$22.55	$19.44	$15.91
Total Return D,E,F	16.04%	22.51%	(36.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39% I
Expenses net of fee waivers, if any	.39% I	.39%	.39% I
Expenses net of all reductions	.39% I	.39%	.39% I
Net investment income (loss)	.09% I	.23%	.41% I
Supplemental Data
Net assets, end of period (000 omitted)	$55,245	$36,938	$18,293
Portfolio turnover rate J,K	47% I	38%	31% L

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® Crypto Industry and Digital Payments ETF
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Coinbase Global, Inc.	15.7
Marathon Digital Holdings, Inc.	14.7
Riot Platforms, Inc.	7.9
Cleanspark, Inc.	7.5
Bitfarms Ltd.	4.8
TeraWulf, Inc.	3.9
Hut 8 Mining Corp.	3.8
Bit Digital, Inc.	3.6
Iris Energy Ltd.	2.9
Cipher Mining, Inc.	2.5
67.3

Market Sectors (% of Fund's net assets)

Information Technology	57.6
Financials	41.5
Communication Services	0.8

Asset Allocation (% of Fund's net assets)

Futures - 0.1%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Crypto Industry and Digital Payments ETF
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.8%
giftee, Inc. (a)	46,700	601,555
FINANCIALS - 41.5%
Capital Markets - 19.7%
Bakkt Holdings, Inc. Class A (a)	736,405	1,642,183
Coinbase Global, Inc. (a)	73,066	12,707,636
Galaxy Digital Holdings Ltd. (a)	198,831	1,557,655
		15,907,474
Financial Services - 21.8%
Cielo SA	1,092,200	1,054,516
Dlocal Ltd. (a)	53,595	948,096
Edenred SA	16,325	976,329
FleetCor Technologies, Inc. (a)	4,050	1,144,571
Flywire Corp. (a)	39,769	920,652
Global Payments, Inc.	8,372	1,063,244
GMO Payment Gateway, Inc.	14,400	1,000,789
Marqeta, Inc. Class A (a)	148,819	1,038,757
MasterCard, Inc. Class A	2,353	1,003,578
Network International Holdings PLC (a)(b)	146,747	729,211
Nexi SpA (a)(b)	124,686	1,020,061
Nuvei Corp. (b)	32,661	857,678
Payoneer Global, Inc. (a)	141,027	734,751
Shift4 Payments, Inc. (a)	14,813	1,101,198
StoneCo Ltd. Class A (a)	62,505	1,126,965
Visa, Inc. Class A	3,796	988,289
WEX, Inc. (a)	5,521	1,074,111
Worldline SA (a)(b)	50,598	875,845
		17,658,641
TOTAL FINANCIALS		33,566,115
INFORMATION TECHNOLOGY - 57.6%
IT Services - 1.3%
Shopify, Inc. Class A (a)	13,386	1,042,769
Software - 53.9%
Bit Digital, Inc. (a)	691,352	2,924,419
Bitfarms Ltd. (a)	1,332,213	3,876,740
Cipher Mining, Inc. (a)	483,856	1,998,325
Cleanspark, Inc. (a)	549,188	6,057,544
HIVE Blockchain Technologies Ltd. (a)	417,493	1,891,243
Hut 8 Mining Corp. (a)	229,783	3,065,305
Iris Energy Ltd. (a)	323,611	2,313,819
Marathon Digital Holdings, Inc. (a)	505,904	11,883,685
Riot Platforms, Inc. (a)	413,425	6,395,685
TeraWulf, Inc. (a)	1,326,197	3,182,873
		43,589,638
Technology Hardware, Storage & Peripherals - 2.4%
Canaan, Inc. ADR (a)	843,135	1,947,642
TOTAL INFORMATION TECHNOLOGY		46,580,049
TOTAL COMMON STOCKS (Cost $52,359,760)		80,747,719

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c) (Cost $158,952)	158,920	158,952

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $52,518,712)	80,906,671
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(64,019)
NET ASSETS - 100.0%	80,842,652

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	2	Mar 2024	68,094	375	375

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,482,795 or 4.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	490,914	331,962	615	-	-	158,952	0.0%
Total	-	490,914	331,962	615	-	-	158,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	601,555	601,555	-	-
Financials	33,566,115	33,566,115	-	-
Information Technology	46,580,049	46,580,049	-	-

Money Market Funds	158,952	158,952	-	-
Total Investments in Securities:	80,906,671	80,906,671	-	-
Derivative Instruments: Assets
Futures Contracts	375	375	-	-
Total Assets	375	375	-	-
Total Derivative Instruments:	375	375	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	375	0
Total Equity Risk	375	0
Total Value of Derivatives	375	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Crypto Industry and Digital Payments ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $52,359,760)	$80,747,719
Fidelity Central Funds (cost $158,952)	158,952

Total Investment in Securities (cost $52,518,712)		$80,906,671
Segregated cash with brokers for derivative instruments		3,540
Foreign currency held at value (cost $9,208)		9,229
Distributions receivable from Fidelity Central Funds		248
Other receivables		2,563
Total assets		80,922,251
Liabilities
Payable to custodian bank	$2,550
Payable for investments purchased	55,061
Accrued management fee	21,720
Payable for daily variation margin on futures contracts	268
Total Liabilities		79,599
Net Assets		$80,842,652
Net Assets consist of:
Paid in capital		$55,674,426
Total accumulated earnings (loss)		25,168,226
Net Assets		$80,842,652
Net Asset Value, offering price and redemption price per share ($80,842,652 ÷ 2,900,000 shares)		$27.88
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$42,641
Income from Fidelity Central Funds		615
Income before foreign taxes withheld		$43,256
Less foreign taxes withheld		(4,834)
Total Income		38,422
Expenses
Management fee	$92,801
Independent trustees' fees and expenses	116
Total expenses before reductions	92,917
Expense reductions	(1,123)
Total expenses after reductions		91,794
Net Investment income (loss)		(53,372)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	56,519
Redemptions in-kind	1,273,889
Foreign currency transactions	25
Futures contracts	1,241
Total net realized gain (loss)		1,331,674
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,487,529
Assets and liabilities in foreign currencies	36
Futures contracts	375
Total change in net unrealized appreciation (depreciation)		19,487,940
Net gain (loss)		20,819,614
Net increase (decrease) in net assets resulting from operations		$20,766,242
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(53,372)	$(43,544)
Net realized gain (loss)	1,331,674	(3,456,071)
Change in net unrealized appreciation (depreciation)	19,487,940	13,810,541
Net increase (decrease) in net assets resulting from operations	20,766,242	10,310,926
Distributions to shareholders	(135,150)	-

Share transactions
Proceeds from sales of shares	25,861,484	14,414,125
Cost of shares redeemed	(2,111,705)	(1,267,834)

Net increase (decrease) in net assets resulting from share transactions	23,749,779	13,146,291
Total increase (decrease) in net assets	44,380,871	23,457,217

Net Assets
Beginning of period	36,461,781	13,004,564
End of period	$80,842,652	$36,461,781

Other Information
Shares
Sold	1,100,000	950,000
Redeemed	(100,000)	(100,000)
Net increase (decrease)	1,000,000	850,000

Financial Highlights
Fidelity® Crypto Industry and Digital Payments ETF

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$19.19	$12.39	$25.76
Income from Investment Operations
Net investment income (loss) B,C	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	8.76	6.83	(13.36)
Total from investment operations	8.74	6.80	(13.37)
Distributions from net investment income	(.05)	-	-
Total distributions	(.05)	-	-
Net asset value, end of period	$27.88	$19.19	$12.39
Total Return D,E,F	45.57%	54.94%	(51.92)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39% I
Expenses net of fee waivers, if any	.39% I	.39%	.39% I
Expenses net of all reductions	.38% I	.39%	.39% I
Net investment income (loss)	(.22)% I	(.19)%	(.29)% I
Supplemental Data
Net assets, end of period (000 omitted)	$80,843	$36,462	$13,005
Portfolio turnover rate J,K	46% I	55%	28% L

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® Digital Health ETF
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Veeva Systems, Inc. Class A	4.3
Intuitive Surgical, Inc.	4.3
DexCom, Inc.	4.3
ResMed, Inc.	4.2
Koninklijke Philips Electronics NV	4.1
Sonova Holding AG	3.7
Insulet Corp.	3.6
Cochlear Ltd.	3.5
Inspire Medical Systems, Inc.	3.0
Fisher & Paykel Healthcare Corp.	2.8
37.8

Market Sectors (% of Fund's net assets)

Health Care	86.7
Consumer Staples	7.7
Information Technology	3.3
Industrials	2.3

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Digital Health ETF
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
CONSUMER STAPLES - 7.7%
Consumer Staples Distribution & Retail - 7.7%
Alibaba Health Information Technology Ltd. (a)	324,000	175,930
DocMorris AG (a)	1,807	158,339
JD Health International, Inc. (a)(b)	46,300	231,839
Redcare Pharmacy NV (a)	1,225	178,081
		744,189
HEALTH CARE - 86.7%
Health Care Equipment & Supplies - 49.7%
Axonics Modulation Technologies, Inc. (a)	3,286	204,488
Cochlear Ltd.	1,643	334,839
Demant A/S (a)	4,862	213,260
DexCom, Inc. (a)	3,353	416,074
Fisher & Paykel Healthcare Corp.	18,419	275,223
Inspire Medical Systems, Inc. (a)	1,453	295,584
Insulet Corp. (a)	1,627	353,026
Integra LifeSciences Holdings Corp. (a)	4,663	203,074
Intuitive Surgical, Inc. (a)	1,245	420,013
iRhythm Technologies, Inc. (a)	2,101	224,891
Koninklijke Philips Electronics NV	16,971	395,281
Nevro Corp. (a)	6,434	138,460
Nihon Kohden Corp.	6,700	212,102
Omnicell, Inc. (a)	4,475	168,394
ResMed, Inc.	2,353	404,763
Sonova Holding AG	1,086	354,065
Tandem Diabetes Care, Inc. (a)	7,050	208,539
		4,822,076
Health Care Providers & Services - 12.5%
Accolade, Inc. (a)	12,588	151,182
Apollo Medical Holdings, Inc. (a)	4,383	167,869
Cigna Group	679	203,327
Corvel Corp. (a)	772	190,846
Hims & Hers Health, Inc. (a)	15,986	142,275
Premier, Inc.	8,518	190,462
R1 RCM, Inc. (a)	15,723	166,192
		1,212,153
Health Care Technology - 22.5%
American Well Corp. (a)	70,095	104,442
Definitive Healthcare Corp. (a)	11,456	113,873
Doximity, Inc. (a)	8,006	224,488
Evolent Health, Inc. Class A (a)	6,838	225,859
GoodRx Holdings, Inc. (a)	16,889	113,156
Health Catalyst, Inc. (a)	13,465	124,686
JMDC, Inc.	3,900	117,929
Phreesia, Inc. (a)	7,800	180,570
Pro Medicus Ltd.	3,230	211,208
Teladoc Health, Inc. (a)	10,341	222,849
Veeva Systems, Inc. Class A (a)	2,196	422,773
Veradigm, Inc. (a)	12,246	128,461
		2,190,294
Life Sciences Tools & Services - 2.0%
IQVIA Holdings, Inc. (a)	834	192,971
TOTAL HEALTH CARE		8,417,494
INDUSTRIALS - 2.3%
Professional Services - 2.3%
Maximus, Inc.	2,677	224,493
INFORMATION TECHNOLOGY - 3.3%
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A	2,530	191,091
Software - 1.3%
EngageSmart, Inc. (a)	5,774	132,225
TOTAL INFORMATION TECHNOLOGY		323,316
TOTAL COMMON STOCKS (Cost $10,851,260)		9,709,492

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,851,260)	9,709,492
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,225
NET ASSETS - 100.0%	9,710,717

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,839 or 2.4% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	171,342	171,342	26	-	-	-	0.0%
Total	-	171,342	171,342	26	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Staples	744,189	744,189	-	-
Health Care	8,417,494	8,417,494	-	-
Industrials	224,493	224,493	-	-
Information Technology	323,316	323,316	-	-

Total Investments in Securities:	9,709,492	9,709,492	-	-
Fidelity® Digital Health ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $10,851,260):		$9,709,492
Cash		373
Foreign currency held at value (cost $879)		892
Dividends receivable		2,958
Total assets		9,713,715
Liabilities
Accrued management fee	$2,998
Total Liabilities		2,998
Net Assets		$9,710,717
Net Assets consist of:
Paid in capital		$12,747,754
Total accumulated earnings (loss)		(3,037,037)
Net Assets		$9,710,717
Net Asset Value, offering price and redemption price per share ($9,710,717 ÷ 500,000 shares)		$19.42
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$15,078
Income from Fidelity Central Funds		26
Total Income		15,104
Expenses
Management fee	$17,378
Independent trustees' fees and expenses	26
Total expenses before reductions	17,404
Expense reductions	(14)
Total expenses after reductions		17,390
Net Investment income (loss)		(2,286)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(413,825)
Foreign currency transactions	32
Total net realized gain (loss)		(413,793)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	298,457
Assets and liabilities in foreign currencies	187
Total change in net unrealized appreciation (depreciation)		298,644
Net gain (loss)		(115,149)
Net increase (decrease) in net assets resulting from operations		$(117,435)
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,286)	$16,864
Net realized gain (loss)	(413,793)	(1,145,613)
Change in net unrealized appreciation (depreciation)	298,644	1,683,713
Net increase (decrease) in net assets resulting from operations	(117,435)	554,964
Distributions to shareholders	-	(15,500)

Share transactions

Total increase (decrease) in net assets	(117,435)	539,464

Net Assets
Beginning of period	9,828,152	9,288,688
End of period	$9,710,717	$9,828,152

Financial Highlights
Fidelity® Digital Health ETF

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$19.66	$18.58	$25.10
Income from Investment Operations
Net investment income (loss) B,C	- D	.03 E	(.01)
Net realized and unrealized gain (loss)	(.24)	1.08	(6.51)
Total from investment operations	(.24)	1.11	(6.52)
Distributions from net investment income	-	(.03)	-
Total distributions	-	(.03)	-
Net asset value, end of period	$19.42	$19.66	$18.58
Total Return F,G,H	(1.19)%	5.98%	(25.99)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.39% K	.39%	.39% K
Expenses net of fee waivers, if any	.39% K	.39%	.39% K
Expenses net of all reductions	.39% K	.39%	.39% K
Net investment income (loss)	(.05)% K	.18% E	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,711	$9,828	$9,289
Portfolio turnover rate L	41% K	36%	48% M,N

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HBased on net asset value.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

NAmount not annualized.

Fidelity® Electric Vehicles and Future Transportation ETF
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Analog Devices, Inc.	4.3
Tesla, Inc.	4.2
NXP Semiconductors NV	3.7
Infineon Technologies AG	3.5
Rivian Automotive, Inc.	3.4
Aptiv PLC	3.4
BYD Co. Ltd. (H Shares)	3.3
ON Semiconductor Corp.	3.2
Albemarle Corp.	3.2
Li Auto, Inc. Class A	3.1
35.3

Market Sectors (% of Fund's net assets)

Consumer Discretionary	40.1
Information Technology	33.7
Industrials	15.0
Materials	11.2

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Electric Vehicles and Future Transportation ETF
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 40.1%
Automobile Components - 17.3%
Adient PLC (a)	23,234	844,788
Aptiv PLC (a)	17,887	1,604,822
Forvia (a)	39,012	879,992
Hesai Group ADR	37,017	329,821
Lear Corp.	7,696	1,086,752
Luminar Technologies, Inc. (a)	179,678	605,515
Mobileye Global, Inc. (a)	14,791	640,746
Valeo SA	51,539	792,217
Visteon Corp. (a)	6,526	815,097
Vitesco Technologies Group AG (a)	6,436	555,965
		8,155,715
Automobiles - 22.0%
BYD Co. Ltd. (H Shares)	56,500	1,551,325
Li Auto, Inc. Class A (a)	76,900	1,448,667
Lucid Group, Inc. Class A (a)	190,510	802,047
NIO, Inc. sponsored ADR (a)	154,269	1,399,220
Rivian Automotive, Inc. (a)	69,111	1,621,344
Tesla, Inc. (a)	8,043	1,998,525
XPeng, Inc. Class A (a)	127,500	925,812
Yadea Group Holdings Ltd. (b)	358,000	629,023
		10,375,963
Specialty Retail - 0.8%
EVgo, Inc. Class A (a)	111,119	397,806
TOTAL CONSUMER DISCRETIONARY		18,929,484
INDUSTRIALS - 15.0%
Electrical Equipment - 10.0%
Bloom Energy Corp. Class A (a)	51,865	767,602
ChargePoint Holdings, Inc. Class A (a)	228,409	534,477
Doosan Fuel Cell Co. Ltd. (a)	25,143	452,922
LG Energy Solution (a)	3,544	1,176,380
Plug Power, Inc. (a)	166,440	748,980
Sensata Technologies, Inc. PLC	27,158	1,020,326
		4,700,687
Ground Transportation - 2.2%
Lyft, Inc. (a)	70,007	1,049,405
Machinery - 2.8%
Blue Bird Corp. (a)	18,780	506,309
Microvast Holdings, Inc. (a)	282,178	395,049
Nikola Corp. (a)	470,554	411,641
		1,312,999
TOTAL INDUSTRIALS		7,063,091
INFORMATION TECHNOLOGY - 33.7%
Electronic Equipment, Instruments & Components - 2.9%
Samsung SDI Co. Ltd.	3,785	1,387,157
Semiconductors & Semiconductor Equipment - 30.8%
Allegro MicroSystems LLC (a)	19,011	575,463
Ambarella, Inc. (a)	9,175	562,336
Analog Devices, Inc.	10,215	2,028,290
Diodes, Inc. (a)	9,052	728,867
indie Semiconductor, Inc. (a)	53,994	437,891
Infineon Technologies AG	39,594	1,653,278
Lattice Semiconductor Corp. (a)	14,220	981,038
Lx Semicon Co. Ltd.	5,596	377,151
NXP Semiconductors NV	7,621	1,750,391
ON Semiconductor Corp. (a)	18,237	1,523,337
SiTime Corp. (a)	4,641	566,573
Skyworks Solutions, Inc.	10,665	1,198,959
STMicroelectronics NV (Italy)	27,535	1,375,132
Synaptics, Inc. (a)	6,509	742,547
		14,501,253
TOTAL INFORMATION TECHNOLOGY		15,888,410
MATERIALS - 11.2%
Chemicals - 9.0%
Albemarle Corp.	10,349	1,495,224
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	176,080	665,214
Livent Corp. (a)	50,897	915,128
SK IE Technology Co. Ltd. (a)(b)	10,750	658,572
Tianqi Lithium Corp. (H Shares)	90,200	498,445
		4,232,583
Metals & Mining - 2.2%
Allkem Ltd. (a)	136,805	1,046,441
TOTAL MATERIALS		5,279,024
TOTAL COMMON STOCKS (Cost $54,600,793)		47,160,009

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,600,793)	47,160,009
NET OTHER ASSETS (LIABILITIES) - 0.0%	11,644
NET ASSETS - 100.0%	47,171,653

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,952,809 or 4.1% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	426,973	426,973	71	-	-	-	0.0%
Total	-	426,973	426,973	71	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	18,929,484	18,929,484	-	-
Industrials	7,063,091	7,063,091	-	-
Information Technology	15,888,410	15,888,410	-	-
Materials	5,279,024	5,279,024	-	-

Total Investments in Securities:	47,160,009	47,160,009	-	-
Fidelity® Electric Vehicles and Future Transportation ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $54,600,793):		$47,160,009
Foreign currency held at value (cost $7,426)		7,457
Dividends receivable		33,076
Distributions receivable from Fidelity Central Funds		44
Other receivables		1,655
Total assets		47,202,241
Liabilities
Payable to custodian bank	$15,419
Accrued management fee	15,169
Total Liabilities		30,588
Net Assets		$47,171,653
Net Assets consist of:
Paid in capital		$69,932,217
Total accumulated earnings (loss)		(22,760,564)
Net Assets		$47,171,653
Net Asset Value, offering price and redemption price per share ($47,171,653 ÷ 2,750,000 shares)		$17.15
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$177,754
Income from Fidelity Central Funds		71
Income before foreign taxes withheld		$177,825
Less foreign taxes withheld		(12,188)
Total Income		165,637
Expenses
Management fee	$97,666
Independent trustees' fees and expenses	147
Total expenses before reductions	97,813
Expense reductions	(242)
Total expenses after reductions		97,571
Net Investment income (loss)		68,066
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	340,632
Unaffiliated issuers	(2,705,686)
Foreign currency transactions	(2,144)
Total net realized gain (loss)		(2,367,198)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,299,482)
Assets and liabilities in foreign currencies	177
Total change in net unrealized appreciation (depreciation)		(3,299,305)
Net gain (loss)		(5,666,503)
Net increase (decrease) in net assets resulting from operations		$(5,598,437)
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,066	$117,725
Net realized gain (loss)	(2,367,198)	(8,677,880)
Change in net unrealized appreciation (depreciation)	(3,299,305)	12,015,741
Net increase (decrease) in net assets resulting from operations	(5,598,437)	3,455,586
Distributions to shareholders	(67,950)	(119,850)

Share transactions
Proceeds from sales of shares	1,006,740	12,741,845
Cost of shares redeemed	(2,564,084)	-

Net increase (decrease) in net assets resulting from share transactions	(1,557,344)	12,741,845
Total increase (decrease) in net assets	(7,223,731)	16,077,581

Net Assets
Beginning of period	54,395,384	38,317,803
End of period	$47,171,653	$54,395,384

Other Information
Shares
Sold	50,000	700,000
Redeemed	(150,000)	-
Net increase (decrease)	(100,000)	700,000

Financial Highlights
Fidelity® Electric Vehicles and Future Transportation ETF

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$19.09	$17.82	$25.20
Income from Investment Operations
Net investment income (loss) B,C	.02	.05	.04
Net realized and unrealized gain (loss)	(1.94)	1.27	(7.39)
Total from investment operations	(1.92)	1.32	(7.35)
Distributions from net investment income	(.02)	(.05)	(.03)
Total distributions	(.02)	(.05)	(.03)
Net asset value, end of period	$17.15	$19.09	$17.82
Total Return D,E,F	(10.00)%	7.36%	(29.15)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I	.39%	.39% I
Expenses net of fee waivers, if any	.39% I	.39%	.39% I
Expenses net of all reductions	.39% I	.39%	.39% I
Net investment income (loss)	.27% I	.26%	.25% I
Supplemental Data
Net assets, end of period (000 omitted)	$47,172	$54,395	$38,318
Portfolio turnover rate J,K	54% I	62%	31% L

AFor the period October 5, 2021 (commencement of operations) through June 30, 2022.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® Metaverse ETF
Investment Summary December 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Samsung Electronics Co. Ltd.	4.8
Meta Platforms, Inc. Class A	4.6
NVIDIA Corp.	4.5
Alphabet, Inc. Class A	4.5
Apple, Inc.	4.3
Intel Corp.	4.3
Adobe, Inc.	4.3
Microsoft Corp.	4.2
Qualcomm, Inc.	3.9
Tencent Holdings Ltd.	3.8
43.2

Market Sectors (% of Fund's net assets)

Information Technology	55.6
Communication Services	38.2
Real Estate	5.9

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Metaverse ETF
Schedule of Investments December 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 38.2%
Entertainment - 17.8%
Electronic Arts, Inc.	3,732	510,575
Embracer Group AB (a)	90,426	245,450
Kakao Games Corp. (a)	7,300	146,521
KRAFTON, Inc. (a)	1,692	254,345
NCSOFT Corp.	1,155	215,683
NetEase, Inc.	24,500	441,145
Netmarble Corp. (a)(b)	3,440	155,186
Nexon Co. Ltd.	15,700	286,148
Nintendo Co. Ltd.	12,900	673,366
Playtika Holding Corp. (a)	15,469	134,890
Roblox Corp. (a)	10,776	492,679
Take-Two Interactive Software, Inc. (a)	2,937	472,710
Ubisoft Entertainment SA (a)	7,882	201,215
		4,229,913
Interactive Media & Services - 20.4%
Alphabet, Inc. Class A (a)	7,681	1,072,959
Bumble, Inc. (a)	12,770	188,230
Meta Platforms, Inc. Class A (a)	3,112	1,101,524
NAVER Corp.	2,857	496,908
Pinterest, Inc. Class A (a)	12,625	467,630
Snap, Inc. Class A (a)	27,701	468,978
Tencent Holdings Ltd.	24,200	909,915
Weibo Corp. sponsored ADR	14,432	158,030
		4,864,174
TOTAL COMMUNICATION SERVICES		9,094,087
INFORMATION TECHNOLOGY - 55.6%
Electronic Equipment, Instruments & Components - 1.2%
Sunny Optical Technology Group Co. Ltd.	31,700	287,626
IT Services - 4.3%
Endava PLC ADR (a)	3,376	262,822
GDS Holdings Ltd. Class A (a)	130,500	151,415
Globant SA (a)	1,518	361,254
Thoughtworks Holding, Inc. (a)	28,972	139,355
Vnet Group, Inc. ADR (a)	36,598	105,036
		1,019,882
Semiconductors & Semiconductor Equipment - 17.7%
Ambarella, Inc. (a)	3,513	215,312
ams-OSRAM AG (a)	100,474	252,364
Cirrus Logic, Inc. (a)	3,365	279,934
Himax Technologies, Inc. sponsored ADR	24,796	150,512
Intel Corp.	20,339	1,022,035
NVIDIA Corp.	2,177	1,078,094
Qualcomm, Inc.	6,455	933,587
Synaptics, Inc. (a)	2,492	284,287
		4,216,125
Software - 21.7%
Adobe, Inc. (a)	1,699	1,013,623
ANSYS, Inc. (a)	1,594	578,431
Autodesk, Inc. (a)	2,620	637,918
Bentley Systems, Inc. Class B	6,979	364,164
Dassault Systemes SA	10,696	522,651
Matterport, Inc. (a)	52,958	142,457
Microsoft Corp.	2,687	1,010,419
PTC, Inc. (a)	2,681	469,068
Unity Software, Inc. (a)	10,365	423,825
		5,162,556
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	5,359	1,031,768
Samsung Electronics Co. Ltd.	18,636	1,135,899
Super Micro Computer, Inc. (a)	1,348	383,182
		2,550,849
TOTAL INFORMATION TECHNOLOGY		13,237,038
REAL ESTATE - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Digital Realty Trust, Inc.	3,981	535,763
Equinix, Inc.	827	666,058
		1,201,821
Real Estate Management & Development - 0.8%
eXp World Holdings, Inc.	12,810	198,811
TOTAL REAL ESTATE		1,400,632
TOTAL COMMON STOCKS (Cost $21,066,076)		23,731,757

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c) (Cost $53,147)	53,136	53,147

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $21,119,223)	23,784,904
NET OTHER ASSETS (LIABILITIES) - 0.1%	20,659
NET ASSETS - 100.0%	23,805,563

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	2	Mar 2024	68,094	2,575	2,575

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,186 or 0.7% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	278,050	933,000	1,157,903	1,064	-	-	53,147	0.0%
Total	278,050	933,000	1,157,903	1,064	-	-	53,147

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,094,087	9,094,087	-	-
Information Technology	13,237,038	13,237,038	-	-
Real Estate	1,400,632	1,400,632	-	-

Money Market Funds	53,147	53,147	-	-
Total Investments in Securities:	23,784,904	23,784,904	-	-
Derivative Instruments: Assets
Futures Contracts	2,575	2,575	-	-
Total Assets	2,575	2,575	-	-
Total Derivative Instruments:	2,575	2,575	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,575	0
Total Equity Risk	2,575	0
Total Value of Derivatives	2,575	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Metaverse ETF
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		December 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,066,076)	$23,731,757
Fidelity Central Funds (cost $53,147)	53,147

Total Investment in Securities (cost $21,119,223)		$23,784,904
Segregated cash with brokers for derivative instruments		5,040
Cash		1,369
Foreign currency held at value (cost $6,135)		6,234
Dividends receivable		15,545
Distributions receivable from Fidelity Central Funds		285
Total assets		23,813,377
Liabilities
Accrued management fee	$7,546
Payable for daily variation margin on futures contracts	268
Total Liabilities		7,814
Net Assets		$23,805,563
Net Assets consist of:
Paid in capital		$21,917,038
Total accumulated earnings (loss)		1,888,525
Net Assets		$23,805,563
Net Asset Value, offering price and redemption price per share ($23,805,563 ÷ 850,000 shares)		$28.01
Statement of Operations
		Six months ended December 31, 2023 (Unaudited)
Investment Income
Dividends		$52,340
Income from Fidelity Central Funds		1,064
Income before foreign taxes withheld		$53,404
Less foreign taxes withheld		(3,889)
Total Income		49,515
Expenses
Management fee	$36,700
Independent trustees' fees and expenses	49
Total expenses before reductions	36,749
Expense reductions	(58)
Total expenses after reductions		36,691
Net Investment income (loss)		12,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(894,738)
Redemptions in-kind	729,240
Foreign currency transactions	(5,943)
Futures contracts	5,268
Total net realized gain (loss)		(166,173)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,951,002
Assets and liabilities in foreign currencies	242
Futures contracts	1,264
Total change in net unrealized appreciation (depreciation)		1,952,508
Net gain (loss)		1,786,335
Net increase (decrease) in net assets resulting from operations		$1,799,159
Statement of Changes in Net Assets

	Six months ended December 31, 2023 (Unaudited)	Year ended June 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,824	$64,134
Net realized gain (loss)	(166,173)	558,090
Change in net unrealized appreciation (depreciation)	1,952,508	2,003,697
Net increase (decrease) in net assets resulting from operations	1,799,159	2,625,921
Distributions to shareholders	(28,900)	(70,500)

Share transactions
Proceeds from sales of shares	9,052,886	6,111,398
Cost of shares redeemed	(3,706,329)	(2,636,047)

Net increase (decrease) in net assets resulting from share transactions	5,346,557	3,475,351
Total increase (decrease) in net assets	7,116,816	6,030,772

Net Assets
Beginning of period	16,688,747	10,657,975
End of period	$23,805,563	$16,688,747

Other Information
Shares
Sold	350,000	250,000
Redeemed	(150,000)	(100,000)
Net increase (decrease)	200,000	150,000

Financial Highlights
Fidelity® Metaverse ETF

	Six months ended (Unaudited) December 31, 2023	Years ended June 30, 2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$25.67	$21.32	$25.28
Income from Investment Operations
Net investment income (loss) B,C	.02	.11 D	- E
Net realized and unrealized gain (loss)	2.35	4.36	(3.96)
Total from investment operations	2.37	4.47	(3.96)
Distributions from net investment income	(.03)	(.12)	-
Total distributions	(.03)	(.12)	-
Net asset value, end of period	$28.01	$25.67	$21.32
Total Return F,G,H	9.24%	21.06%	(15.67)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.39% K	.39%	.39% K
Expenses net of fee waivers, if any	.39% K	.39%	.39% K
Expenses net of all reductions	.39% K	.39%	.39% K
Net investment income (loss)	.14% K	.49% D	.01% K
Supplemental Data
Net assets, end of period (000 omitted)	$23,806	$16,689	$10,658
Portfolio turnover rate L,M	78% K	47%	8% N

AFor the period April 19, 2022 (commencement of operations) through June 30, 2022.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CCalculated based on average shares outstanding during the period.

DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

EAmount represents less than $.005 per share.

FBased on net asset value.

GTotal returns for periods of less than one year are not annualized.

HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MPortfolio turnover rate excludes securities received or delivered in-kind.

NAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended December 31, 2023

1. Organization.
Fidelity Clean Energy ETF, Fidelity Cloud Computing ETF, Fidelity Crypto Industry and Digital Payments ETF, Fidelity Digital Health ETF, Fidelity Electric Vehicles and Future Transportation ETF and Fidelity Metaverse ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

For Fidelity Clean Energy ETF, clean energy companies are subject to various risks, including fluctuations in commodity prices and/or interest rates, obsolescence of existing technology, short product cycles, changes in governmental and environmental regulations and enforcement policies, changes in U.S. and foreign government policies, including tax incentives and government subsidies, reduced availability of clean energy sources or other commodities, and extreme weather or other natural disasters.

For Fidelity Cloud Computing ETF, cloud computing companies are subject to various risks, including those associated with limited operating history, product lines, markets, financial resources or personnel, changes in business cycles, intense competition, potentially rapid product obsolescence, disruptions in service, changes in regulation, and cybersecurity attacks and other types of theft.

For Fidelity Crypto Industry and Digital Payments ETF, cryptocurrency and blockchain companies are subject to various risks, including inability to develop digital asset applications or to capitalize on those applications, theft, loss, or destruction of cryptographic keys, the possibility that digital asset technologies may never be fully implemented, cybersecurity risk, conflicting intellectual property claims, and inconsistent and changing regulations. Digital payments processing companies are subject to various risks, including those associated with intense competition, changes in regulation, economic conditions, deterioration in credit markets, impairment of intellectual property rights, disruptions in service, and cybersecurity attacks and other types of theft.

For Fidelity Digital Health ETF, digital health companies are subject to various risks, including competition, potentially rapid product obsolescence, increasing regulatory scrutiny, changes in government regulatory requirements, regulatory approval for new drugs and medical products, changes in business cycles, vulnerability to cybersecurity breaches, and unexpected events such as pandemics.

For Fidelity Electric Vehicles and Future Transportation ETF, electric vehicles and future transportation companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, production delays, changes in governmental regulation, and litigation based on product liability claims.

For Fidelity Metaverse ETF, metaverse companies are subject to various risks, including those associated with limited product lines, markets, financial resources or personnel, intense competition, potentially rapid product obsolescence, impairment of intellectual property rights, disruptions in service, cybersecurity attacks, and changes in regulation.

Although each Fund's underlying index uses a rules-based proprietary index methodology that seeks to identify such companies, there is no guarantee that this methodology will be successful.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2023 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Crypto Industry and Digital Payments ETF and Fidelity Metaverse ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for all other funds; and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, redemptions in-kind, tax return of capital distribution and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Clean Energy ETF	$39,285,346	$2,168,324	$(10,425,773)	$(8,257,449)
Fidelity Cloud Computing ETF	49,079,586	8,281,701	(2,153,459)	6,128,242
Fidelity Crypto Industry and Digital Payments ETF	52,720,136	29,833,361	(1,646,451)	28,186,910
Fidelity Digital Health ETF	10,876,199	1,201,736	(2,368,443)	(1,166,707)
Fidelity Electric Vehicles and Future Transportation ETF	54,871,920	4,198,503	(11,910,414)	(7,711,911)
Fidelity Metaverse ETF	21,320,935	3,519,939	(1,053,395)	2,466,544

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Clean Energy ETF	$ (1,596,374)	$ (1,141,028)	$(2,737,402)
Fidelity Cloud Computing ETF	(1,589,073)	(2,876,830)	(4,465,903)
Fidelity Crypto Industry and Digital Payments ETF	(3,656,444)	(581,544)	(4,237,988)
Fidelity Digital Health ETF	(435,575)	(1,012,122)	(1,447,697)
Fidelity Electric Vehicles and Future Transportation ETF	(8,644,807)	(4,130,988)	(12,775,795)
Fidelity Metaverse ETF	(430,373)	(40,507)	(470,880)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2023 to June 30, 2023. Loss deferrals were as follows:

Ordinary losses ($)
Fidelity Cloud Computing ETF	(5,481)
Fidelity Electric Vehicles and Future Transportation ETF	(13,743)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Clean Energy ETF	6,430,824	6,452,142
Fidelity Cloud Computing ETF	10,539,715	9,773,120
Fidelity Crypto Industry and Digital Payments ETF	10,666,151	10,480,294
Fidelity Digital Health ETF	2,047,731	1,876,029
Fidelity Electric Vehicles and Future Transportation ETF	13,554,656	13,555,022
Fidelity Metaverse ETF	9,275,663	7,102,285
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Clean Energy ETF	-	924,433
Fidelity Cloud Computing ETF	15,223,123	3,895,843
Fidelity Crypto Industry and Digital Payments ETF	25,351,656	2,066,261
Fidelity Electric Vehicles and Future Transportation ETF	804,432	2,299,555
Fidelity Metaverse ETF	6,821,919	3,656,470
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Clean Energy ETF	.39%
Fidelity Cloud Computing ETF	.39%
Fidelity Crypto Industry and Digital Payments ETF	.39%
Fidelity Digital Health ETF	.39%
Fidelity Electric Vehicles and Future Transportation ETF	.39%
Fidelity Metaverse ETF	.39%

Sub-Adviser. Geode Capital Management, LLC (Geode) serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Clean Energy ETF	$90
Fidelity Cloud Computing ETF	196
Fidelity Crypto Industry and Digital Payments ETF	1,123
Fidelity Digital Health ETF	14
Fidelity Electric Vehicles and Future Transportation ETF	242
Fidelity Metaverse ETF	58
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Expenses Paid During Period- C July 1, 2023 to December 31, 2023

Fidelity® Clean Energy ETF	.39%
Actual		$ 1,000	$ 833.90	$ 1.80
Hypothetical-B		$ 1,000	$ 1,023.18	$ 1.98

Fidelity® Cloud Computing ETF	.39%
Actual		$ 1,000	$ 1,160.40	$ 2.12
Hypothetical-B		$ 1,000	$ 1,023.18	$ 1.98

Fidelity® Crypto Industry and Digital Payments ETF	.39%
Actual		$ 1,000	$ 1,455.70	$ 2.41
Hypothetical-B		$ 1,000	$ 1,023.18	$ 1.98

Fidelity® Digital Health ETF	.39%
Actual		$ 1,000	$ 988.10	$ 1.95
Hypothetical-B		$ 1,000	$ 1,023.18	$ 1.98

Fidelity® Electric Vehicles and Future Transportation ETF	.39%
Actual		$ 1,000	$ 900.00	$ 1.86
Hypothetical-B		$ 1,000	$ 1,023.18	$ 1.98

Fidelity® Metaverse ETF	.39%
Actual		$ 1,000	$ 1,092.40	$ 2.05
Hypothetical-B		$ 1,000	$ 1,023.18	$ 1.98

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Clean Energy ETF
Fidelity Cloud Computing ETF
Fidelity Crypto Industry and Digital Payments ETF
Fidelity Digital Health ETF
Fidelity Electric Vehicles and Future Transportation ETF
Fidelity Metaverse ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its July 2023 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally State Street Bank and Trust Company, each fund's transfer agent and custodian; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund's bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of the fund compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's all-inclusive fee rate and also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under each fund's all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar load structure to the fund (referred to as the "similar load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2022 and below the competitive median of the asset size peer group for the 12-month period ended September 30, 2022. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2022 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2022.
Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2024.

1.9903829.102
CEE-SANN-0224

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)                        Not applicable.

(b)                        Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 22, 2024